Goodwill and Other Intangible Assets (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Impairment charges	$ 43,205,000
Finite-lived intangible assets, gross	786,212,000		784,604,000
Goodwill	1,171,077,000		1,323,502,000
Amortization of intangible assets	22,000,000	19,000,000
Developed Technology [Member]
Finite-lived intangible assets, gross	512,502,000		512,402,000
Customer Relationships [Member]
Finite-lived intangible assets, gross	149,194,000		148,338,000
MakerBot [Member]
Impairment charges	43,200,000		102,500,000
Non-tax deductible impairment charge	150,400,000
Percentage of decrease in growth rate	1.00%
Percentage of increase in discount rate	1.00%
Change in fair value due to 1% decrease in growth rate	18,900,000
Change in fair value due to 1% increase in discount rate	29,600,000
Goodwill	0
MakerBot [Member] | Level 3 [Member]
Growth rate (as a percent)	3.50%
Discount rate (as a percent)	13.50%
MakerBot [Member] | Developed Technology [Member]
Impairment charges	29,800,000
MakerBot [Member] | Customer Relationships [Member]
Impairment charges	$ 13,400,000